5. BANK PREMISES AND EQUIPMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Less accumulated depreciation and amortization	$ (8,049)	$ (6,630)
Bank premises and equipment, net	15,642	16,433
Buildings
Bank premises and equipment, gross	16,226	16,181
Furniture and Equipment
Bank premises and equipment, gross	7,113	6,532
Leasehold Improvements
Bank premises and equipment, gross	$ 352	$ 350